Derivatives and Other Financial Instruments (Summary of Amount of Loss Reclassified from OCI to Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Amount of loss recognized in acumulated other comprehensive income	$ (10,412)		$ (17,457)		$ (19,836)
Interest Rate Swaps [Member]
Amount of loss recognized in acumulated other comprehensive income	(3,385)	[1]	(10,343)	[1]	(16,248)	[1]
Forward Contracts [Member]
Amount of loss recognized in acumulated other comprehensive income	$ (7,027)	[2]	$ (7,114)	[2]	$ (3,588)	[2]

[1]	Amount represents payments made to swap counterparties for the effective portion of interest rate swaps that were recognized as an increase to interest expense for the periods presented (the amount was recorded as an increase and corresponding decrease to accumulated other comprehensive loss in the same accounting period).
[2]	(2)Amount represents reclassifications of deferred interest costs from accumulated other comprehensive loss to interest expense related to the Company's previously settled forward starting swaps.